Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues
Total revenues	$ 207,603	¥ 1,473,958	¥ 766,571	¥ 652,245
Cost of revenues	(148,651)	(1,055,406)	(551,373)	(473,153)
Gross profit	58,952	418,552	215,198	179,092
Operating expenses
Selling and marketing expenses	(11,960)	(84,917)	(55,974)	(33,304)
General and administrative expenses	(15,264)	(108,376)	(47,733)	(38,428)
Research and development expenses	(22,189)	(157,543)	(79,868)	(70,246)
Total operating expenses	(49,413)	(350,836)	(183,575)	(141,978)
Income from operations	9,539	67,716	31,623	37,114
Other (expenses) income
Financial (expenses) income, net	(126)	(893)	63	(68)
Other income, net	490	3,478	4,130	2,514
Total other income, net	364	2,585	4,193	2,446
Income before income tax benefit	9,903	70,301	35,816	39,560
Income tax benefit	1,110	7,880	595	243
Net income	11,013	78,181	36,411	39,803
Less: Net income attributable to non-controlling interests	(72)	(513)	(269)	(294)
Net income attributable to Lucas GC Limited	10,941	77,668	36,142	39,509
Less: Deemed dividend to redeemable preferred shareholders				(568)
Accretion of subsidiary' redeemable preferred shares to redemption value			(2,906)	(1,325)
Net income attributable to Lucas GC Limited's ordinary shareholders	10,941	77,668	33,236	37,616
Other comprehensive income, net of tax of nil:
Foreign currency translation difference, net of tax of nil		1	148	(81)
Total comprehensive income	11,013	78,182	36,559	39,722
Less: total comprehensive income attributable to non-controlling interests	(72)	(513)	(269)	(294)
Comprehensive income attributable to the Lucas GC Limited	$ 10,941	¥ 77,669	¥ 36,290	¥ 39,428
Net income per share:
Basic | (per share)	$ 0.14	¥ 0.99	¥ 0.43	¥ 0.48
Diluted | (per share)	$ 0.14	¥ 0.99	¥ 0.43	¥ 0.48
Weighted average shares outstanding used in calculating basic and diluted income per share:
Basic	78,063,300	78,063,300	78,063,300	78,063,300
Diluted	78,063,300	78,063,300	78,063,300	78,063,300
Recruitment Service [Member]
Revenues
Total revenues	$ 92,825	¥ 659,049	¥ 413,047	¥ 497,486
Outsourcing Service [Member]
Revenues
Total revenues	100,559	713,957	301,890	113,774
Product and Service, Other [Member]
Revenues
Total revenues	$ 14,219	¥ 100,952	¥ 51,634	¥ 40,985